Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Disclosure of Auditor's remuneration	Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2023	2022	2021
	£m	£m	£m
Audit of the Barclays Group's annual accounts	11	10	9
Other services:
Audit of the Company's subsidiaries[1]	53	48	41
Other audit related fees[2]	12	11	10
Other services	2	2	2
Total Auditor's remuneration	78	71	62
Notes
1Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
2Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority

	2023	2022	2021
Barclays associated pension schemes	£m	£m	£m
Audit fee	0.3	0.3	0.3